Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	475,991	475,991	989,824	989,824
US$	88,716	618,902	344,450	2,247,500
SGD	3,537	18,300	11,131	54,892
Others(i)	N/A	—	N/A	1,357

Total		1,113,193		3,293,573

(i)	As of December 31, 2020, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.